Summary of Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Data [Abstract]
SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

	2017
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net sales	$2,761,387	$3,735,817	$4,507,020	$3,979,564	$14,983,788
Gross profit	1,343,274	1,737,056	1,902,142	1,798,739	6,781,211
Net income	239,152	319,111	316,606	897,393	1,772,262
Net income per common share - basic	2.58	3.44	3.40	9.62	19.08
Net income per common share - diluted	2.53	3.36	3.33	9.39	18.67

	2016
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net sales	$2,574,024	$3,219,525	$3,279,462	$2,782,591	$11,855,602
Gross profit	1,261,845	1,635,901	1,636,425	1,388,580	5,922,751
Net income	164,876	378,064	386,733	203,030	1,132,703
Net income per common share - basic	1.80	4.12	4.20	2.20	12.33
Net income per common share - diluted	1.75	3.99	4.08	2.15	11.99

Net income for the three months and year ended December 31, 2017 included a tax benefit of $668,779 related to the Deferred income tax reductions. See Note 14.
Net income in the fourth quarter of 2016 included a gain on sale of assets of $30,916, increased provisions for environmental matters of $9,330 and impairment of goodwill and trademarks of $10,688.